OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details of defined benefit liability
Balance at the beginning of year	$ 41,939
Balance at end of year	43,898	$ 41,939
Plan assets
Details of defined benefit liability
Balance at the beginning of year	2,905	2,768
Employer contributions	1,713	3,584
Benefit payments	(1,473)	(3,325)
Administrative expenses	(120)	(130)
Interest on assets	87	72
Net return on assets excluding interest	(87)	(72)
Effect of exchange rate changes	(190)	8
Balance at end of year	2,835	2,905
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	44,844	44,105
Current service cost	2,976	2,624
Past service cost		5,351
Benefit payments	(1,473)	(3,325)
Interest cost	1,797	1,240
Actuarial gains arising from changes in economic assumptions	(7,028)	(2,785)
Actuarial losses arising from changes in demographic assumptions	772	992
Actuarial losses (gains) arising from Plan experience	6,363	(2,842)
Effect of exchange rate changes	(1,518)	(516)
Balance at end of year	$ 46,733	$ 44,844